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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Cincinnati Financial Corporation
            ------------------------------------------
Address:    6200 South Gilmore Road
            ------------------------------------------
            Fairfield, Ohio 45014
            ------------------------------------------

 Form 13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth W. Stecher
          --------------------------------------------
Title:    Chief Financial Officer
          --------------------------------------------
Phone:    (513) 870-2626
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kenneth W. Stecher             Fairfield, Ohio              August 12, 2004
----------------------        -------------------------         ---------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 Cincinnati Insurance Company               13F File No.   028-10753
 Cincinnati Casualty Company                13F File No.   028-10755
 Cincinnati Indemnity Company               13F File No.   028-10756
 Cincinnati Life Insurance Company          13F File No.   028-10754
 CinFin Capital Management                  13F File No.   028-05597

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                              -----------------------

Form 13F Information Table Entry Total:                            29
                                              -----------------------

Form 13F Information Table Value Total:      $              4,420,616
                                              -----------------------
                                                    (thousands)

List of Other Included Managers: None


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION   MANAGERS    SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP        Common       020039103        395,929    7,821,584  SH              SOLE                 7,821,584    --      --
CINERGY CORP       Common       172474108          3,800      100,000  SH              SOLE                   100,000    --      --
PIEDMONT NATURAL
 GAS               Common       720186105         51,240    1,200,000  SH              SOLE                 1,200,000    --      --
BB & T CORP        Common       054937107          8,318      225,000  SH              SOLE                   225,000    --      --
FIFTH THIRD
 BANCORP           Common       316773100      3,171,271   58,967,474  SH              SOLE                58,967,474    --      --
FIRST FINANCIAL
 BANCORP           Common       320209109         43,691    2,465,644  SH              SOLE                 2,465,644    --      --
FIRST MERIT
 CORPORATION       Common       337915102        164,813    6,250,000  SH              SOLE                 6,250,000    --      --
HUNTINGTON
 BANCSHARES INC    Common       446150104          3,130      136,200  SH              SOLE                   136,200    --      --
JEFFERSON PILOT
 CORP              Common       475070108          3,810       75,000  SH              SOLE                    75,000    --      --
LINCOLN NATIONAL
 CORP              Common       534187109          2,363       50,000  SH              SOLE                    50,000    --      --
NATIONAL CITY
 CORPORATION       Common       635405103         31,509      900,000  SH              SOLE                   900,000    --      --
PNC FINANCIAL
 SERVICES GROUP    Common       693475105        140,715    2,651,000  SH              SOLE                 2,651,000    --      --
SKY FINANCIAL
 GROUP INC         Common       83080P103         84,702    3,425,068  SH              SOLE                 3,425,068    --      --
U S BANCORP        Common       902973304         53,651    1,946,700  SH              SOLE                 1,946,700    --      --
WELLS FARGO
 & CO              Common       949746101         12,877      225,000  SH              SOLE                   225,000    --      --
ANGEION CORP       Common       03462H404            172      101,200  SH              SOLE                   101,200    --      --
COCA COLA COMPANY  Common       191216100          7,067      140,000  SH              SOLE                   140,000    --      --
EXXON MOBIL
 CORPORATION       Common       30231G102         71,681    1,614,066  SH              SOLE                 1,614,066    --      --
FORTUNE BRANDS
 INC               Common       349631101         16,972      225,000  SH              SOLE                   225,000    --      --
H J HEINZ COMPANY  Common       423074103          5,880      150,000  SH              SOLE                   150,000    --      --
HILLENBRAND
 INDUSTRIES        Common       431573104         30,225      500,000  SH              SOLE                   500,000    --      --
JOHNSON & JOHNSON  Common       478160104         27,850      500,000  SH              SOLE                   500,000    --      --
MEDTRONIC INC      Common       585055106          8,526      175,000  SH              SOLE                   175,000    --      --
MERCK & COMPANY    Common       589331107          7,363      155,000  SH              SOLE                   155,000    --      --
MOLEX INC CLASS A  Common       608554200          4,194      153,750  SH              SOLE                   153,750    --      --
PFIZER INC         Common       717081103          8,570      250,000  SH              SOLE                   250,000    --      --
PROCTER & GAMBLE
 CORPORATION       Common       742718109         32,664      600,000  SH              SOLE                   600,000    --      --
SYSCO CORP         Common       871829107         16,787      468,000  SH              SOLE                   468,000    --      --
WYETH              Common       983024100         10,848      300,000  SH              SOLE                   300,000    --      --
                                               4,420,616   91,770,686                                      91,770,686